Other Charges (Recoveries)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Other Charges (Recoveries)	OTHER CHARGES (RECOVERIES):

		Year ended December 31
	Note	2019	2020	2021
Restructuring charges (a)		$37.9	$25.8	$10.5
Losses on post-employment benefit plan (b)	18	4.1	—	—
Transition costs (recoveries) (c)		(95.8)	—	1.2
Credit Facility-related charges (d)		2.0	—	3.0
Acquisition Costs and Other (e)		1.9	(2.3)	(4.4)
		$(49.9)	$23.5	$10.3
(a)    Restructuring:
    Our restructuring activities in 2021 consisted primarily of actions to adjust our cost base to address reduced levels of demand in certain of our businesses and geographies, due in part to the impact of COVID-19, including actions in the first half of 2021 to right-size our commercial aerospace facilities. We implemented restructuring actions in 2020 associated primarily with our previously-disclosed disengagement from programs with Cisco Systems, Inc., as well as other actions intended to adjust our cost base similar to (and for the same reasons as) those taken in 2021.
    We recorded net restructuring charges of $10.5 in 2021, consisting of cash restructuring charges of $9.8, primarily for employee termination costs, and net non-cash charges of $0.7 (consisting of non-cash restructuring charges of $1.5 and non-cash restructuring recoveries of $0.8). The non-cash charges consisted primarily of the write-down of equipment related to disengaged programs. The non-cash recoveries primarily reflect gains on the sale of surplus equipment. Our restructuring provision at December 31, 2021 was $6.1 (December 31, 2020 — $4.7; December 31, 2019 — $11.2), which we recorded in the current portion of provisions on our consolidated balance sheet. See note 10.
We recorded restructuring charges of $25.8 in 2020, consisting of cash charges of $23.3, primarily for employee termination costs, and non-cash charges of $2.5. The non-cash restructuring charges represented the write-down of ROU assets ($1.1) in connection with vacated properties (resulting in part from Sublet Losses), and the write-down of certain equipment related to disengaged programs, offset in part by $0.3 in gains on the disposition of surplus equipment in the fourth quarter of 2020 (Q4 2020).
At the end of 2019, we completed our cost efficiency initiative (CEI), which commenced in the fourth quarter of 2017, and consisted of restructuring actions related to our CCS segment portfolio review and our Capital Equipment business. The CEI resulted in reductions to our workforce, as well as consolidation of certain sites to better align capacity and infrastructure with then-anticipated customer demand, related transfers of customer programs and production, re-alignment of business processes, management reorganizations, and other associated activities. We recorded restructuring charges of $37.9 in 2019, all in connection with our CEI, consisting of cash charges of $28.1, primarily for employee termination costs, and non-cash charges of $9.8, representing the write-down of certain equipment, primarily related to our Capital Equipment business and disengaged programs, and the write-down of ROU assets ($1.0) pertaining to vacated properties, resulting in part from Sublet Losses.
See notes 2(k) and 10 for further details regarding our restructuring provisions.
(b)    Losses on post-employment benefit plan:
    During the fourth quarter of 2019 (Q4 2019), we recorded non-cash charges of $4.1, representing additional obligations under our Thailand post-employment benefit plan as a result of changes in labor protection laws in Thailand that increased the severance benefits for specified employees upon termination.
(c)    Transition Costs (Recoveries):
    Transition Costs are comprised of transition-related relocation and duplicate costs pertaining to: (i) the relocation of our Toronto manufacturing operations and our corporate headquarters in connection with the 2019 sale of our Toronto real property (Toronto Transition Costs); and (ii) the transfer of manufacturing lines from closed sites to other sites within our global network (Internal Relocation Costs). Transition Costs consist of direct relocation and duplicate costs (such as rent expense, utility costs, depreciation charges, and personnel costs) incurred during the transition periods, as well as cease-use costs incurred in connection with idle or vacated portions of the relevant premises. Transition Recoveries consist of the $102.0 gain (Property Gain) we recorded in Q1 2019 in connection with our Toronto real property sale. See note 7 of our 2019 audited consolidated financial statements. We recorded $1.2 of Internal Relocation Costs in 2021 (2020 — de minimis; 2019 — $2.4).
(d)    Credit Facility-related charges:
    Credit Facility-related charges for 2021 consist primarily of a $2.6 charge to accelerate the amortization of unamortized deferred financing costs upon termination of the First Incremental Term Loan in Q4 2021 in connection with our December 2021 amendment to the Credit Facility (described in note 11). During Q4 2019, we incurred $2.0 in fees (Waiver Fees) in connection with obtaining the Waivers in October 2019 (described in note 11).
(e)    Acquisition Costs and Other:
We incur consulting, transaction and integration costs relating to potential and completed acquisitions. We also incur charges or releases related to the subsequent re-measurement of indemnification assets or the release of indemnification or other liabilities recorded in connection with acquisitions, when applicable. Collectively, these costs, charges and releases are referred to as Acquisition Costs (Recoveries).
We recorded net Acquisition Costs in 2021 of $6.1, consisting of $7.3 in costs related to acquisition activities, including the acquisition of PCI, offset in part by a $1.2 release of certain indirect tax liabilities previously recorded in connection with our acquisition of Impakt. We recorded $0.2 of Acquisition Costs in 2020 related to potential acquisitions, and $3.9 of Acquisition Costs in 2019 (consisting of $1.7 of costs related to potential acquisitions and $2.2 of charges related to the subsequent re-measurement of indemnification assets recorded in connection with our Impakt acquisition).
Other consists of legal recoveries (for prior period component parts in 2021 and 2020 and prior period freight charges in 2019) in connection with the settlement of class action lawsuits in which we were a plaintiff (2021 — $10.5; 2020 — $2.5; 2019 — $2.0).